Basis of presentation for the consolidated financial statements - Narrative (Details) - Minera Tarar SpA	Dec. 31, 2025 USD ($) t period	Dec. 27, 2025 USD ($)
Disclosure of detailed information about business combination [line items]
Capital increase from acquisition		$ 100,000
Retained earnings incorporated in acquisition		$ 71,000
Discount rate, measurement input | Discounted cash flow
Disclosure of detailed information about business combination [line items]
Significant unobservable input, assets	0.103
Estimated Inflation Rate, Measurement Input | Discounted cash flow | United States
Disclosure of detailed information about business combination [line items]
Significant unobservable input, assets	0.0219
Projection Period, Measurement Input | Discounted cash flow | United States
Disclosure of detailed information about business combination [line items]
Significant unobservable input, assets | period	20
Projected Production Volume, Measurement Input | Bottom of range
Disclosure of detailed information about business combination [line items]
Significant unobservable input, assets | t	230,000
Projected Production Volume, Measurement Input | Top of range
Disclosure of detailed information about business combination [line items]
Significant unobservable input, assets | t	330,000
Long-Term Lithium Carbonate Equivalent Price, Measurement Input
Disclosure of detailed information about business combination [line items]
Significant unobservable input, assets	15,000
Project Sustainability And Development Investments, Measurement Input | Bottom of range
Disclosure of detailed information about business combination [line items]
Significant unobservable input, assets	400,000,000
Project Sustainability And Development Investments, Measurement Input | Top of range
Disclosure of detailed information about business combination [line items]
Significant unobservable input, assets	1,100,000,000
Corfo contract
Disclosure of detailed information about business combination [line items]
Intangible assets (including identified intangible assets)	$ 2,388,252